Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Accretion Of Future Funding Obligation
The future accretion of the non-current portion of the liability totals $109 million at December 31, 2012, and will be reported as expense in the consolidated statement of income over the period through 2023, as follows (in millions):

2013	$14
2014	14
2015 – 2023	81
Total	$109

Litigation Settlements Disclosure
The following table summarizes the impact on PPG’s financial statements for the three years ended December 31, 2012 resulting from the 2009 PPG Settlement Arrangement including the change in fair value of the stock to be transferred to the Trust and the related equity forward instrument (see Note 11, “Derivative Financial Instruments and Hedge Activities”) and the increase in the net present value of the future payments to be made to the Trust.

	Consolidated Balance Sheet
	Asbestos Settlement Liability		Equity Forward (Asset) Liability	Pretax Charge
(Millions)	Current	Long-term
Balance as of January 1, 2010	$534	$238	$(18)	$13
Change in fair value:
PPG stock	35	—	—	35
Equity forward instrument	—	—	(37)	(37)
Accretion of asbestos liability	—	14	—	14
Reclassification	9	(9)	—	—
Balance as of and Activity for the year ended December 31, 2010	$578	$243	$(55)	$12
Change in fair value:
PPG stock	(1)	—	—	(1)
Equity forward instrument	—	—	(1)	(1)
Accretion of asbestos liability	—	14	—	14
Reclassification	16	(16)	—	—
Balance as of and Activity for the year ended December 31, 2011	$593	$241	$(56)	$12
Change in fair value:
PPG stock	72	—	—	72
Equity forward instrument	—	—	(74)	(74)
Accretion of asbestos liability	—	14	—	14
Reclassification	18	(18)	—	—
Balance as of and Activity for the year ended December 31, 2012	$683	$237	$(130)	$12